Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swaps Designated as Fair Value Hedges (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	$ 251,207	$ 358,753
Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional	21,200	30,100
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	21,172	30,545
Fair Value	$ (1,632)	$ (3,503)